Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Schedule of Exposure to Foreign Currency Risk

The group’s exposure to foreign currency risk at the end of the reporting year and period, respectively, expressed in Australian dollar, was as follows:

	30 June 2026			30 June 2025
	USD $	EUR $	GBP $	USD $	EUR $	GBP $
Cash and cash equivalents	89,600	-	-	2,994,099	-	-
Trade receivables	1,211,798	-	-	-	-	-
Trade payables	4,300,500	277,820	35,315	5,482,682	57,897	231,930
Total exposure	5,601,898	277,820	35,315	8,476,781	57,897	231,930

Schedule of Impact of Foreign Currency Risk
	Impact on post-tax loss		Impact on other components of equity
	2026 $	2025 $	2026 $	2025 $
USD/AUD exchange rate - change by 3.6% (2025: 4.6%)*	201,668	389,932	111,193	234,216
EUR/AUD exchange rate - change by 6.2% (2025: 5.3%)*	17,225	3,073	17,225	8,385
GBP/AUD exchange rate - change by 6.0% (2025: 4.8%)*	2,119	11,133	2,119	8,232

*	Holding all other variables constant

Schedule of Exposure to Interest Rate Risk

The group’s exposure to interest rate risk at the end of the reporting year and period, respectively, expressed in Australian dollars, was as follows:

	30 June 2026 $	30 June 2025 $
Financial instruments with cash flow risk
Cash and cash equivalents	4,138,074	29,116,835
	4,138,074	29,116,835

Schedule of Impact of Interest Rate Risk

The group’s exposure to interest rate risk at the end of the reporting year and period, respectively, expressed in Australian dollars, was as follows:

	Impact on post-tax loss		Impact on other components of equity
	2026 $	2025 $	2026 $	2025 $
Interest rates - change by 743 basis points (2025: 609 basis points)*	307,459	1,772,766	1,070,972	869,322

*	Holding all other variables constant

Schedule of Maturities of Financial Liabilities

The tables below analyze the group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount liabilities
At 30 June 2026	$	$	$	$	$	$	$
Trade payables	10,531,800	-	-	-	-	10,531,800	10,531,800
Other financial liabilities	101,937	6,758,913	4,871,952	8,896,778	5,144,199	25,773,779	25,773,779
Total non-derivatives	10,633,737	6,758,913	4,871,952	8,896,778	5,144,199	36,305,579	36,305,579

At 30 June 2025

Trade payables	9,340,993	-	-	-	-	9,340,993	9,340,993
Other financial liabilities	1,363,259	2,058,078	8,039,178	11,585,395	9,052,414	32,098,324	32,098,324
Total	10,704,252	2,058,078	8,039,178	11,585,395	9,052,414	41,439,317	41,439,317